Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Member]
Pre-tax amounts recognized as components of total accumulated other comprehensive income
Net actuarial loss	$ 78,939	$ 50,565
Prior service cost (credit)	1,554	1,900
Total	80,493	52,465
Other Benefits [Member]
Pre-tax amounts recognized as components of total accumulated other comprehensive income
Net actuarial loss	22,851	22,413
Prior service cost (credit)	(19,340)	(20,905)
Total	$ 3,511	$ 1,508